Income Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Provision
Federal	$ 0	$ 0
State	1	5
Foreign	55	106
Total current provision	56	111
Deferred Provision
Federal	0	0
State	0	0
Foreign	0	0
Total deferred provision	0	0
Total income tax expense	$ 56	$ 111